Investment Risks	Sep. 18, 2026
FidelityAdvisorLimitedTermBondFund-RetailPRO | | Issuer-SpecificChangesText-declinincreditqualityMember
Prospectus Line Items
Risk [Text Block]	A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityAdvisorLimitedTermBondFund-RetailPRO | | Issuer-SpecificChangesText-lowerqualitymorevolatileMember
Prospectus Line Items
Risk [Text Block]	Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityAdvisorLimitedTermBondFund-RetailPRO | | Issuer-SpecificChangesHeaderMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes.
FidelityAdvisorLimitedTermBondFund-RetailPRO | | Issuer-SpecificChangesTextnon-MMMember
Prospectus Line Items
Risk [Text Block]	The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorLimitedTermBondFund-RetailPRO | | Issuer-SpecificChangesText-CLOMember
Prospectus Line Items
Risk [Text Block]	CLO tranches can experience substantial losses due to actual and anticipated defaults, as well as aversion to CLO securities as a class.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | | Issuer-SpecificChangesText-non-MMMember
Prospectus Line Items
Risk [Text Block]	The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | | Issuer-SpecificChangesText-declinincreditqualityMember
Prospectus Line Items
Risk [Text Block]	A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | | Issuer-SpecificChangesText-lowerqualitymorevolatileMember
Prospectus Line Items
Risk [Text Block]	Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | | Issuer-SpecificChangesHeaderMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | | Issuer-SpecificChangesText-CLOMember
Prospectus Line Items
Risk [Text Block]	CLO tranches can experience substantial losses due to actual and anticipated defaults, as well as aversion to CLO securities as a class.
Document Type	497